Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Shareholders’ equity

25.	Shareholders’ equity

25.1.	Capital stock

On February 15, 2023, the Company's Board of Directors approved the voluntary conversion of 210 common shares into 6 preferred shares, all registered and without par value and without changing the value of the Company's capital stock.

On July 26, 2023, the Company's Board of Directors approved an increase in the social capital amounting to R$264 through the issuance of 85,827 preferred shares, all nominative and with no nominal value, resulting from the exercise of stock options granted to eligible employees under the Stock Option Plan. On December 31, 2023, the subscribed capital to be paid in resulting from the exercise of stock options is R$1,470.

On December 31, 2023, the Company's share capital was R$4,040,661 (R$4,040,397 on December 31, 2022), represented by 3,200,601,904 shares, with 2,863,682,500 common shares and 336,919,404 preferred shares (3,200,516,281 shares, comprised by 2,863,682,710 common shares and 336,833,571 preferred shares on December 31, 2022). The share capital above is reduced by the costs to issue shares totaling R$157,495 on December 31, 2023 and December 31, 2022.

The Company’s shares are held as follows:

	2023			2022
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Abra MOBI LLP (1) (2) (3)	50.00%	18.80%	24.89%	-	-	-
Abra Kingsland LLP (3)	50.00%	18.80%	24.89%	-	-	-
MOBI (1) (2) (3)	-	-	-	100.00%	38.93%	50.87%
American Airlines Inc.	-	6.60%	5.31%	-	6.60%	5.31%
Path Brazil (2)	-	-	-	-	3.22%	2.59%
Abra Group Limited	-	3.76%	3.02%	-	-	-
Others	-	1.47%	1.18%	-	1.41%	1.14%
Market	-	50.58%	40.70%	-	49.84%	40.09%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
(1)	In the context of the 2019 issued Exchangeable Senior Notes 2024, MOBI lent up to 14,000,000 ADSs to Bank of America Corporation, which operates the ADS lending mechanism, to facilitate privately traded derivative transactions or other hedge activities related to the Exchangeable Senior Notes. As of September 30, 2023, 4,477,760 preferred shares, equivalent to 1.1% of the total, were pledged for this operation, to be returned to MOBI at the maturity of the Exchangeable Senior Notes or upon termination of the lending agreement. As part of the closing of transactions involved in the creation of Abra Group Limited, the ADSs were transferred to Abra MOBI LLP and Abra Kingsland LLP and partially canceled. On August 11, 2023, 11,761,120 ADSs were canceled, and the underlying preferred shares of GOL were delivered to Abra's affiliates. Currently, there are 2,238,880 ADSs in circulation subject to the ADS lending agreement with Bank of America Corporation, which will be returned upon maturity of the Exchangeable Senior Notes or upon termination of the ADS lending agreement.
(2)	Refers to legal entities controlled by the controlling shareholders (Constantino family).
(3)	In the context of the agreement between the controlling shareholder and the main shareholders of Avianca, in the fiscal year ending on December 31, 2023, MOBI transferred 100% of the common shares of the Company to Abra. In the same period, Abra transferred 50% of the common shares of the Company from its ownership to Abra Kingsland LLP and 50% of the common shares to Abra MOBI LLP. Abra holds 99.99% of the economic rights of Abra MOBI LLP and Abra Kingsland LLP.

The authorized share capital on December 31, 2023 and December 31, 2022 is R$17 billion. Within the authorized limit, the Company can, once approved by the Board of Directors, increase its capital regardless of any amendment to its by-laws, by issuing shares, without necessarily maintaining the proportion between the different types of shares. Under the law terms, in case of capital increase within the authorized limit, the Board of Directors will define the issuance conditions, including pricing and payment terms.

25.2.	Treasury shares

On December 31, 2023, the Company had 50,112 treasury shares, totaling R$1,709 (1,140,940 shares totaling R$38,910 on December 31, 2022). On December 31, 2023, the closing market price for treasury shares was R$8.97 (R$7.34 on December 31, 2022).

25.3.	Subscription warrants

On August 14, 2023, the Company's Board of Directors approved the issuance of up to 1,891,497,584 of subscription warrants, at a price of R$5.84 per unit, with an exercise period until March 2, 2028. Each warrant will give its holder the right to subscribe 1 preferred share, at an exercise price of BRL 5.82, which may be adjusted from time to time under the terms described in the warrants.

After the conclusion of the preferential rights period for the Company's shareholders, 883,161,640 subscription warrants were not subscribed and paid, while 1,008,335,944 subscription warrants were subscribed and paid, as follows:

•	991,951,681 were subscribed and paid by GOL Equity Finance, whose preferential rights were transferred by the controlling shareholders in the context of the issuance of the Exchangeable Senior Secured Notes 2028;
•	16,215,115 were subscribed and paid by minority shareholders and
•	169,148 were subject to conditional orders, canceled in October 2023.